CAPITAL AND FINANCIAL RISK MANAGEMENT - Liquidity risk (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt repayments
Cash and cash equivalents	$ 352.4	$ 418.1	$ 531.5
Liquidity risk | Long-term debt
Debt repayments
Contractual cash flow	3,047.8
Liquidity risk | 2024 | Long-term debt
Debt repayments
Contractual cash flow	141.4
Liquidity risk | 2025-2028 | Long-term debt
Debt repayments
Contractual cash flow	1,776.7
Liquidity risk | 2029+ | Long-term debt
Debt repayments
Contractual cash flow	$ 1,129.7